SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Small Cap Core Fund

The following changes are effective on or about May 31, 2013:

The following information replaces existing disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of small-sized company stocks across all economic sectors, focusing on stocks that it believes have superior growth prospects and above average near-to-intermediate term performance potential.

Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt. Portfolio management utilizes various metrics, including cash flow return on investment, to screen for securities it believes are trading below value. Portfolio management then evaluates these securities using a qualitative process that takes into account such factors as management quality, competitive positioning, earnings stability, innovation, company financials, and industry. Portfolio management seeks to build the portfolio on a stock-by-stock basis and sector weights are not predetermined by a benchmark.

Portfolio management will normally sell a stock when its price reaches portfolio management’s expectations or portfolio management believes there is a material change in the company’s fundamentals, other investments offer better opportunities or the market capitalization of a stock is distorting the weighted average market capitalization of the fund.